Note 39 - Update as of March 30, 2022 (Details - Textuals) - Usiminas [member] R$ / shares in Units, $ / shares in Units, shares in Millions, R$ in Millions, $ in Millions	Mar. 30, 2023 BRL (R$) Number R$ / shares shares	Mar. 30, 2023 USD ($) Number $ / shares shares	Dec. 31, 2022 shares
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares subscribed to (in shares)			36.5
Major purchases of assets [member] | The new SHA [member]
Disclosure of non-adjusting events after reporting period [line items]
Majority percentage of control group shares	55.00%
Major purchases of assets [member] | T/T Group [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting capital increased in control group	9.80%
Percentage of voting capital in control group	61.30%
Major purchases of assets [member] | T/T Group [member] | The new SHA [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of Board members can be appointed through the shareholders agreement | Number	4	4
Major purchases of assets [member] | NSSMC [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting capital in control group	31.70%
Major purchases of assets [member] | Previdencia Usiminas [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting capital in control group	7.10%
Major purchases of assets [member] | Tenaris [member] | The new SHA [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of Board members can be appointed through the shareholders agreement | Number	1	1
Major purchases of assets [member] | Ordinary shares [member] | T/T Group [member] | The new SHA [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares to be purchased under agreement	68.7
Shares subscribed to, price per share (in BRL per share) | (per share)	R$ 10	$ 1.9
Shares subscribed to, value	R$ 110	$ 21
Number of shares subscribed to (in shares)	11.0	11.0
Number of shares outstanding in control group	68.7
Thresold number of trading days immediately prior to date of exercising option | Number	40
Major purchases of assets [member] | Ordinary shares [member] | NSSMC [member] | The new SHA [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares to be purchased under agreement	153.1
Shares subscribed to, price per share (in BRL per share) | R$ / shares	R$ 10
Number of shares outstanding in control group	153.1
Number of trading days to calculate moving average share price | Number	40